SHARE CAPITAL - Disclosure of number of share purchase warrants outstanding (Details)	12 Months Ended
	Nov. 30, 2023 share $ / shares	Nov. 30, 2022 share $ / shares	Nov. 30, 2021 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Warrants outstanding and exercisable | share	56,855,860	9,430,160	9,991,241
Weighted average remaining contractual life (year)	2 years 9 months 18 days
Weighted average exercise price	$ 0.14	$ 0.42	$ 0.42
January 29, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.25
Number of Warrants outstanding and exercisable | share	3,188,160
Weighted average remaining contractual life (year)	1 month 13 days
Weighted average exercise price	$ 0.01
March 27, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.1
Number of Warrants outstanding and exercisable | share	7,400,000
Weighted average remaining contractual life (year)	3 months 18 days
Weighted average exercise price	$ 0.01
March 30, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.1
Number of Warrants outstanding and exercisable | share	29,128,000
Weighted average remaining contractual life (year)	1 year 2 months 8 days
Weighted average exercise price	$ 0.05
August 9, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.5
Number of Warrants outstanding and exercisable | share	6,242,000
Weighted average remaining contractual life (year)	3 months 18 days
Weighted average exercise price	$ 0.05
July 24, 2028 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.1
Number of Warrants outstanding and exercisable | share	10,897,700
Weighted average remaining contractual life (year)	10 months 20 days
Weighted average exercise price	$ 0.02